Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,965,000.00
Previously Paid Amount	0.00
Total Fee Amount	300.84
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 300.84
Narrative - Max Aggregate Offering Price	$ 1,965,000.00
Final Prospectus	true